                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2003.


Check here if Amendment;  |_|               Amendment Number:
This Amendment (Check only one):                |_|  is a restatement.
                                                |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:                                      White Mountains Insurance Group, Ltd.
Address of Principal Executive Office:     80 South Main Street
                                           Hanover, New Hampshire 03755
                                           U.S.A.

Form 13F File Number:                      028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Brian Palmer
Title:  Chief Accounting Officer
Phone:  (603) 640-2200

Signature, Place, and Date of Signing:

/s/ J. Brian Palmer        Hanover, New Hampshire           February 13, 2004
--------------------     --------------------------      ---------------------
   [Signature]                [City, State]                         [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                        Name



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               2
                                                          ------------------

Form 13F Information Table Entry Total:                       108 ITEMS
                                                          ------------------

Form 13F Information Table Value Total:                    $606,685,443
                                                          ------------------

List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number                      Name

1.          028-07388                   FOLKSAMERICA HOLDING COMPANY, INC.
            ---------                   ----------------------------------
2.          028-00470                   WHITE MOUNTAINS ADVISORS LLC
            ---------                   -----------------------------------


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                                        WHITE MOUNTAINS INSURANCE GROUP, LTD.

                                             WHITE MOUNTAINS ADVISORS
                                 FORM 13F INFORMATION TABLE - DECEMBER 31, 2003

   --------------------------------------------------------------------------------------------------------------------------------
                                                                        Amount and                        Voting Authority (Shares)
                                   Title       CUSIP       Market          Type      Investment           ------------------------
   Name of Issuer                 of Class     Number      Value       of Security   Discretion  Managers*   Sole   Shared   None
   --------------------------------------------------------------------------------------------------------------------------------
  1 BANK OF BERMUDA LTD              SHS      G07644100     683,240       15,200       DEFINED      1, 3            15,200
  2 EVEREST RE GROUP LTD             COM      G3223R108     503,370        5,950       DEFINED      1, 3             5,950
  3 ABITIBI-CONSOLIDATED INC         COM      003924107     162,200       20,000       DEFINED      1, 3            20,000
  4 ABITIBI-CONSOLIDATED INC         COM      003924107   2,838,500      350,000       DEFINED      2, 3           350,000
  5 AETNA INC                        COM      00817Y108     317,626        4,700       DEFINED      1, 3             4,700
  6 ALEXANDER & BALDWIN INC          COM      014482103     428,625       12,700       DEFINED      2, 3            12,700
  7 ALLEGHENY ENERGY INC             COM      017361106     312,620       24,500       DEFINED      1, 3            24,500
  8 ALLEGHENY ENERGY INC             COM      017361106   5,231,600      410,000       DEFINED      2, 3           410,000
  9 AMERADA HESS CORP                COM      023551104   3,036,007       57,100       DEFINED      1, 3            57,100
 10 AMERADA HESS CORP                COM      023551104  46,789,600      880,000       DEFINED      2, 3           880,000
 11 AMERICAN INT'L. GROUP            COM      026874107     596,520        9,000       DEFINED      2, 3             9,000
 12 AON CORP                         COM      037389103   2,766,028      115,540       DEFINED      1, 3           115,540
 13 AON CORP                         COM      037389103  10,773,000      450,000       DEFINED      2, 3           450,000
 14 ARCHER DANIELS MIDLAND           COM      039483102     684,900       45,000       DEFINED      1, 3            45,000
 15 ARCHER DANIELS MIDLAND           COM      039483102  11,186,700      735,000       DEFINED      2, 3           735,000
 16 AUTOMATIC DATA PROCESSING INC.   COM      053015103     705,058       17,800       DEFINED      1, 3            17,800
 17 AUTOMATIC DATA PROCESSING INC.   COM      053015103  20,201,100      510,000       DEFINED      2, 3           510,000
 18 BANK OF HAWAII CORP              COM      062540109     670,980       15,900       DEFINED      1, 3            15,900
 19 BANKNORTH GROUP                  COM      06646R107     650,600       20,000       DEFINED      2, 3            20,000
 20 BANTA CORP                       COM      066821109     200,475        4,950       DEFINED      1, 3             4,950
 21 BERKSHIRE HATHAWAY INC           CL A     084670108     589,750            7       DEFINED      2, 3                 7
 22 BERKSHIRE HATHAWAY INC           CL B     084670207   2,173,180          772       DEFINED      1, 3               772
 23 BERKSHIRE HATHAWAY INC           CL B     084670207  17,855,250        3,450       DEFINED      2, 3             3,450
 24 BISYS GROUP INC                  COM      055472104     150,586       10,120       DEFINED      1, 3            10,120
 25 CALLAWAY GOLF COMPANY            COM      131193104     168,500       10,000       DEFINED      1, 3            10,000
 26 CALLAWAY GOLF COMPANY            COM      131193104   2,190,500      130,000       DEFINED      2, 3           130,000
 27 CAPITOL FEDERAL FINANCIAL        COM      14057C106     901,500       25,000       DEFINED      1, 3            25,000
 28 CAPITOL FEDERAL FINANCIAL        COM      14057C106   9,555,900      265,000       DEFINED      2, 3           265,000
 29 CHARTER FINANCIAL CORP           COM      16122M100   6,460,000      170,000       DEFINED      2, 3           170,000
 30 CLOROX COMPANY                   COM      189054109     410,332        8,450       DEFINED      1, 3             8,450
 31 COUNTRYWIDE CREDIT IND INC       COM      222372104     859,608       11,333       DEFINED      1, 3            11,333
 32 DELUXE CORP                      COM      248019101     578,620       14,000       DEFINED      2, 3            14,000
 33 DIAMOND OFFSHORE DRILLING INC    COM      25271C102     307,650       15,000       DEFINED      1, 3            15,000
 34 DIAMOND OFFSHORE DRILLING INC    COM      25271C102   3,486,700      170,000       DEFINED      2, 3           170,000
 35 EASTMAN CHEMICAL                 COM      277432100     988,250       25,000       DEFINED      1, 3            25,000
 36 EASTMAN CHEMICAL                 COM      277432100   6,917,750      175,000       DEFINED      2, 3           175,000
 37 EL PASO ELECTRIC CO              COM NEW  283677854   2,525,820      189,200       DEFINED      1, 3           189,200
 38 EL PASO ELECTRIC CO              COM NEW  283677854  26,166,000    1,960,000       DEFINED      2, 3         1,960,000
 39 EQUITY OFFICE PROPERTIES TR      COM      294741103     555,810       19,400       DEFINED      1, 3            19,400
 40 ETHAN ALLEN                      COM      297602104     670,080       16,000       DEFINED      2, 3            16,000
 41 FAIRMONT HOTELS & RESORTS        COM      305204109   6,649,300      245,000       DEFINED      2, 3           245,000
 42 FIRST DATA CORP                  COM      319963104   9,072,672      220,800       DEFINED      1, 3           220,800

   --------------------------------------------------------------------------------------------------------------------------------
                                                                        Amount and                        Voting Authority (Shares)
                                   Title       CUSIP       Market          Type      Investment           ------------------------
   Name of Issuer                 of Class     Number      Value       of Security   Discretion  Managers*   Sole   Shared   None
   --------------------------------------------------------------------------------------------------------------------------------
 43 FIRST ENERGY CORP                COM      337932107   1,812,800       51,500       DEFINED      1, 3            51,500
 44 FIRST ENERGY CORP                COM      337932107  28,512,000      810,000       DEFINED      2, 3           810,000
 45 FORTUNE BRANDS INC.              COM      349631101   8,578,800      120,000       DEFINED      2, 3           120,000
 46 GOLDMAN SACHS GROUP              COM      38141G104     493,650        5,000       DEFINED      2, 3             5,000
 47 GREAT LAKES CHEMICAL CORP        COM      390568103   1,631,400       60,000       DEFINED      1, 3            60,000
 48 GREAT LAKES CHEMICAL CORP        COM      390568103  30,044,950    1,105,000       DEFINED      2, 3         1,105,000
 49 HASBRO INC                       COM      418056107   1,276,800       60,000       DEFINED      2, 3            60,000
 50 HIBERNIA CORP CLASS A            COM      428656102     418,478       17,800       DEFINED      1, 3            17,800
 51 HONDA MOTOR CO                   COM      438128308     675,000       30,000       DEFINED      2, 3            30,000
 52 HONEYWELL INC.                   COM      438516106   1,002,900       30,000       DEFINED      2, 3            30,000
 53 IDACORP INC                      COM      451107106   2,094,400       70,000       DEFINED      2, 3            70,000
 54 ILLINOIS TOOL WORKS              COM      452308109   1,678,200       20,000       DEFINED      2, 3            20,000
 55 INTL SPEEDWAY CORP               COM      460335201     264,862        5,960       DEFINED      1, 3             5,960
 56 JEFFERSON PILOT CORPORATION      COM      475070108   1,519,500       30,000       DEFINED      2, 3            30,000
 57 KOHLS CORP                       COM      500255104     898,800       20,000       DEFINED      2, 3            20,000
 58 L-3 COMMUNICATIONS HOLDINGS I    COM      502424104   1,027,200       20,000       DEFINED      2, 3            20,000
 59 LAFARGE NORTH AMERICA INC        COM      505862102     680,736       16,800       DEFINED      1, 3            16,800
 60 LEUCADIA NATL CORP               COM      527288104   1,525,311       33,087       DEFINED      1, 3            33,087
 61 LEUCADIA NATL CORP               COM      527288104  11,635,594      252,399       DEFINED      2, 3           252,399
 62 LONGVIEW FIBRE CO                COM      543213102     370,500       30,000       DEFINED      1, 3            30,000
 63 LONGVIEW FIBRE CO                COM      543213102   8,089,250      655,000       DEFINED      2, 3           655,000
 64 MARATHON OIL CORP                COM      565849106   2,925,156       88,400       DEFINED      1, 3            88,400
 65 MARATHON OIL CORP                COM      565849106  46,491,450    1,405,000       DEFINED      2, 3         1,405,000
 66 MASCO CORPORATION                COM      574599106     959,350       35,000       DEFINED      2, 3            35,000
 67 MATTEL                           COM      577081102   1,445,250       75,000       DEFINED      2, 3            75,000
 68 MCDONALDS CORP                   COM      580135101     546,260       22,000       DEFINED      1, 3            22,000
 69 MCDONALDS CORP                   COM      580135101  10,751,390      433,000       DEFINED      2, 3           433,000
 70 MELLON BK CORP                   COM      58551A108     642,200       20,000       DEFINED      2, 3            20,000
 71 MERCK & CO. INC.                 COM      589331107     572,880       12,400       DEFINED      1, 3            12,400
 72 MEREDETH CORP.                   COM      589433101     732,150       15,000       DEFINED      1, 3            15,000
 73 MEREDETH CORP.                   COM      589433101  22,452,600      460,000       DEFINED      2, 3           460,000
 74 NUI CORP                         COM      629431107     343,356       21,300       DEFINED      1, 3            21,300
 75 NUI CORP                         COM      629431107   3,465,800      215,000       DEFINED      2, 3           215,000
 76 OCTEL CORP                       COM      675727101     590,700       30,000       DEFINED      1, 3            30,000
 77 OCTEL CORP                       COM      675727101  24,671,570    1,253,000       DEFINED      2, 3         1,253,000
 78 OHIO CASUALTY CORP               COM      677240103     470,456       27,100       DEFINED      1, 3            27,100
 79 OVERSEAS SHIPPING GROUP          COM      690368105     408,600       12,000       DEFINED      1, 3            12,000
 80 OVERSEAS SHIPPING GROUP          COM      690368105   6,980,250      205,000       DEFINED      2, 3           205,000
 81 PAULA FINANCIAL                  COM      703588103     490,500      225,000       DEFINED      2, 3           225,000
 82 PEOPLES BANK                     COM      710198102     651,000       20,000       DEFINED      1, 3            20,000
 83 PEOPLES BANK                     COM      710198102  13,508,250      415,000       DEFINED      2, 3           415,000
 84 PEPSICO INCORPORATED             COM      713448108     550,116       11,800       DEFINED      1, 3            11,800
 85 PLUM CREEK TIMBER CO             COM      729251108     761,250       25,000       DEFINED      2, 3            25,000
 86 POST PROPERTIES INC              COM      737464107     385,296       13,800       DEFINED      1, 3            13,800
 87 POTLATCH CORPORATION             COM      737628107     695,400       20,000       DEFINED      1, 3            20,000
 88 POTLATCH CORPORATION             COM      737628107  14,603,400      420,000       DEFINED      2, 3           420,000
 89 RYDER SYSTEM                     COM      783549108   1,195,250       35,000       DEFINED      1, 3            35,000
 90 RYDER SYSTEM                     COM      783549108  22,880,500      670,000       DEFINED      2, 3           670,000

   --------------------------------------------------------------------------------------------------------------------------------
                                                                        Amount and                        Voting Authority (Shares)
                                   Title       CUSIP       Market          Type      Investment           ------------------------
   Name of Issuer                 of Class     Number      Value       of Security   Discretion  Managers*   Sole   Shared   None
   --------------------------------------------------------------------------------------------------------------------------------
 91 SAFEWAY INC.                     COM      786514208     438,200       20,000       DEFINED      2, 3            20,000
 92 SCHERING-PLOUGH                  COM      806605101     316,498       18,200       DEFINED      1, 3            18,200
 93 SIERRA PACIFIC RESOURCES         COM      826428104     682,620       93,000       DEFINED      1, 3            93,000
 94 SIERRA PACIFIC RESOURCES         COM      826428104  13,358,800    1,820,000       DEFINED      2, 3         1,820,000
 95 STANLEY WORKS                    COM      854616109   1,893,500       50,000       DEFINED      2, 3            50,000
 96 TJX COMPANIES INC                COM      872540109   1,323,000       60,000       DEFINED      2, 3            60,000
 97 TORONTO-DOMINION BANK            COM      891160509     334,200       10,000       DEFINED      2, 3            10,000
 98 TXU CORP                         COM      873168108   1,897,600       80,000       DEFINED      2, 3            80,000
 99 UNIONBANCAL CORPORATION          COM      908906100     443,058        7,700       DEFINED      1, 3             7,700
100 UNISOURCE ENERGY CORP. HLD. CO   COM      909205106   3,528,846      143,100       DEFINED      1, 3           143,100
101 UNISOURCE ENERGY CORP. HLD. CO   COM      909205106  40,812,300    1,655,000       DEFINED      2, 3         1,655,000
102 UNITED PARCEL SERVICE            COM      911312106   1,491,000       20,000       DEFINED      2, 3            20,000
103 UNOCAL CORP                      COM      915289102   2,279,777       61,900       DEFINED      1, 3            61,900
104 UNOCAL CORP                      COM      915289102  29,095,700      790,000       DEFINED      2, 3           790,000
105 WACHOVIA CORP                    COM      929903102     637,817       13,690       DEFINED      1, 3            13,690
106 WELLPOINT HEALTH NETWORKS        COM      94973H108   1,939,800       20,000       DEFINED      2, 3            20,000
107 XCEL ENERGY INC                  COM      98389B100     594,300       35,000       DEFINED      1, 3            35,000
108 XCEL ENERGY INC                  COM      98389B100  13,244,400      780,000       DEFINED      2, 3           780,000

                                                       -------------------------
                                                        606,685,433   22,691,808
                                                       -------------------------

   1 = FolksAmerica Holding Company Inc. (Form 13F filed separately) 2 = White Mountains Advisors (Form 13F filed separately)
   3 = White Mountains Insurance Group, Ltd.